INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
Schedule of Inventory
	As of December 31,
	2014	2013
Raw materials	$21,564	$19,647
Work in process	62,269	36,627
Finished goods	4,040	8,530
	$87,873	$64,804